Intangible assets and goodwill - Summary of Intangible Assets and Goodwill Attributable to Significant Cash-Generating Units (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	€ 12,395	€ 12,505
Goodwill	4,514	4,600
Iberia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	4,289	4,289
Goodwill	1,275	1,275
Australia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	2,596	2,690
Goodwill	1,397	1,450
Great Britain
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,680	1,646
Goodwill	200	200
Germany
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,060	1,060
Goodwill	748	748
Pacfic
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	816	849
Goodwill	€ 524	€ 547